CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
STOCKHOLDERS' DEFICIT
Ordinary stock, par value	$ 0.0001	$ 0.0001
Ordinary stock shares, authorized	250,000,000	250,000,000
Ordinary stock shares, issued	114,785,005	111,785,005
Ordinary stock shares, outstanding	114,785,005	111,785,005